Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary share, par value per share (in Dollars per share)	$ 0.0001	$ 0.33
Ordinary share, shares authorized	500,000,000	100,000,000
Ordinary share, shares issued	37,749,381	54,554,395
Ordinary share, shares outstanding	37,749,381	54,554,395